Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its Parent. All of the Company’s income comes from domestic sources. Information about the Company’s current and deferred federal tax expense (benefit) follows:

	Years Ended December 31,
	2015	2014	2013
Current expense	$1,744	$378	$256
Deferred (benefit) expense	(342)	1,474	673
Total income tax expense	$1,402	$1,852	$929

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2015	2014	2013
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Tax exempt interest	(9.4)	(8.0)	(12.3)
Dividend received deduction	(1.7)	(1.4)	(2.2)
Non deductible health insurer fee	1.0	0.7	—
Other	0.2	0.1	0.1
Effective income tax rate:	25.1%	26.4%	20.6%

The 2014 decrease in the deduction for tax-exempt interest and dividends received is primarily due to the increase in pre-tax income.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the year ended December 31, 2015 is as follows:

Balance at beginning of year	$—
Reductions for tax positions of prior years	93
Balance at end of year	$93

The total unrecognized tax benefit of $3 for 2015, which includes interest, would impact the Company’s consolidated effective tax rate if recognized. The liability for unrecognized tax benefits is included in the Company’s tax payable on its consolidated balance sheets. As of December 31, 2014, and 2013, the Company had no liability for unrecognized tax benefits.
The Company's continuing practice is to recognize interest expense related to income tax matters in income tax expense. During the years ended December 31, 2015, 2014 and 2013, the Company’s interest expense amounts related to income tax matters were immaterial. The interest accrued as of December 31, 2015, 2014, and 2013, respectively, was also immaterial. No penalties have been accrued.
The Company does not anticipate any significant increase or decrease of unrecognized tax benefit within the next 12 months.
The Company files federal income tax returns in the U.S. The Company has substantially concluded all U.S. federal income tax matters for years through 2011.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2015	2014
Deferred tax assets
Deferred gain on disposal of business	$755	$871
Investments, net	1,374	1,740
Deferred acquisition costs	1,143	1,059
Employee and post-retirement benefits	89	—
Compensation related	1	2
Other	—	4
Total deferred tax asset	3,362	3,676
Deferred tax liabilities
Policyholder and separate account reserves	(1,157)	(1,324)
Net unrealized appreciation on securities	(3,200)	(4,390)
Employee and post-retirement benefits	—	(375)
Other	(15)	(37)
Total deferred tax liability	(4,372)	(6,126)
Net deferred income tax liability	$(1,010)	$(2,450)

The calculation of the valuation allowance is made at the consolidated return group level. A portion of the valuation allowance is assigned to the Company based on the provisions of the tax sharing agreement. No cumulative valuation allowance has been recorded because it is management’s assessment that it is more likely than not that deferred tax assets of $3,362 will be realized.
The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods. In assessing future taxable income, the Company considered all sources of taxable income available to realize its deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. If changes occur in the assumptions underlying the Company’s tax-planning strategies or in the scheduling of the reversal of the Company’s deferred tax liabilities, the valuation allowance may need to be adjusted in the future.
At December 31, 2015, the Company had no net operating loss carryforward or capital loss carryforward for U.S. federal income tax purposes.